Concentration and Risk (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Concentration of risk
Cash, cash equivalents and restricted cash	¥ 170,916	$ 26,821	¥ 729,604	$ 114,491	¥ 954,136	¥ 1,126,407
Minimum
Concentration of risk
Customers instalment period	3 months
Maximum
Concentration of risk
Customers instalment period	12 months
Concentrations of credit risk | cash and cash equivalents | PRC, excluding Hong Kong
Concentration of risk
Cash, cash equivalents and restricted cash	¥ 168,492				¥ 700,530
Concentrations of credit risk | cash and cash equivalents | Hong Kong
Concentration of risk
Cash, cash equivalents and restricted cash	2,292		21,593
Concentration of foreign currency risks | cash and cash equivalents | RMB
Concentration of risk
Cash and time deposits	¥ 168,163		¥ 612,888